Property & Equipment and Software Development Costs (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (85,118)	$ (66,121)
Total property and equipment, net	22,084	41,080
Accumulated amortization	(3,823,647)	(2,491,824)
Total software development costs, net	3,545,610	4,134,225
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computers and equipment, gross	99,939	99,939
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture, gross	7,263	7,262
Software Development [Member]
Property, Plant and Equipment [Line Items]
Software, gross	$ 7,369,257	$ 6,626,049